Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	$ 16	$ 16
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	0	0
Joint ventures and associates [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	174	184
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	1	1
Deposits from related parties	$ 100	$ 58